UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Global High Income Fund, Inc.

	Principal Amount ($) (a)	Value ($)

Bonds 94.4%
Argentina 1.9%
Republic of Argentina:
GDP Linked Note, 12/15/2035	1,890,000	46,660
1.597% **, 4/30/2013	195,000	125,957
Series X, 7.0%, 4/17/2017	2,000,000	1,148,389
8.28%, 12/31/2033	187,976	109,496

(Cost $2,364,876)		1,430,502
Brazil 8.5%
Banco Nacional de Desenvolvimento Economico e Social, REG S, 6.369%, 6/16/2018	2,910,000	2,964,562
Federative Republic of Brazil:
7.125%, 1/20/2037	1,600,000	1,761,600

11.0%, 1/11/2012		1,330,000	1,605,975
Independencia International Ltd.:
REG S, 9.875%, 5/15/2015 *		570,000	62,700
REG S, 9.875%, 1/31/2017 *		460,000	50,600

(Cost $7,140,425)			6,445,437
Bulgaria 1.7%
Republic of Bulgaria, REG S, 8.25%, 1/15/2015 (Cost $1,280,855)		1,200,000	1,293,000
Chile 3.6%
Corporacion Nacional del Cobre - Codelco, REG S, 5.625%, 9/21/2035 (Cost $2,413,366)		3,000,000	2,739,030
Colombia 4.0%
Republic of Colombia:
7.375%, 9/18/2037		2,000,000	2,055,000
11.75%, 3/1/2010	COP	1,900,000,000	959,342

(Cost $3,114,228)			3,014,342
Egypt 3.0%
Republic of Egypt:
8.6%, 2/28/2011	EGP	10,000,000	1,817,592
9.1%, 9/20/2012	EGP	2,600,000	488,695

(Cost $2,296,815)			2,306,287
El Salvador 3.8%
Republic of El Salvador:
REG S, 7.65%, 6/15/2035		2,570,000	2,261,600
REG S, 8.25%, 4/10/2032		650,000	611,000

(Cost $3,308,056)			2,872,600
Georgia 2.1%
Republic of Georgia, 7.5%, 4/15/2013 (Cost $1,953,860)		1,940,000	1,611,752
Ghana 1.4%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $1,138,230)		1,120,000	1,041,600
Indonesia 8.6%
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		1,000,000	973,874
Republic of Indonesia:
REG S, 6.625%, 2/17/2037		1,700,000	1,477,428
Series FR-49, 9.0%, 9/15/2013	IDR	7,000,000,000	707,500
Series FR-23, 11.0%, 12/15/2012	IDR	19,160,000,000	2,056,021
REG S, 11.625%, 3/4/2019		313,000	417,547
Series FR-18, 13.175%, 7/15/2012	IDR	3,200,000,000	360,045
Series FR-16, 13.45%, 8/15/2011	IDR	4,400,000,000	486,753

(Cost $6,667,596)			6,479,168
Iraq 0.9%
Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $546,860)		1,000,000	662,500
Lebanon 3.6%
Lebanese Republic:
8.5%, 8/6/2015		1,325,000	1,407,813
9.0%, 5/2/2014		1,200,000	1,308,000

(Cost $2,614,391)			2,715,813
Mexico 1.2%
United Mexican States, 8.3%, 8/15/2031 (Cost $894,606)		730,000	881,475

Netherlands 2.5%
KazMunaiGaz Finance Sub BV:
Series 1, REG S, 8.375%, 7/2/2013		680,000	639,642
Series 2, REG S, 9.125%, 7/2/2018		1,350,000	1,242,000

(Cost $1,671,937)			1,881,642
Panama 2.7%
Republic of Panama:
6.7%, 1/26/2036		300,000	302,250
7.125%, 1/29/2026		820,000	852,800
8.875%, 9/30/2027		700,000	857,500

(Cost $1,979,992)			2,012,550
Peru 5.4%
Republic of Peru:
6.55%, 3/14/2037		600,000	591,000
7.35%, 7/21/2025		3,200,000	3,460,800

(Cost $3,876,460)			4,051,800
Philippines 4.6%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		2,800,000	3,017,560
Republic of Philippines, 9.5%, 2/2/2030		400,000	499,000

(Cost $3,525,418)			3,516,560
Russia 6.6%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	21,721,882	621,237
Russian Federation, REG S, 7.5%, 3/31/2030		4,320,000	4,367,520

(Cost $5,075,267)			4,988,757
Serbia 1.4%
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $1,047,562)		1,200,000	1,068,000
Turkey 6.6%
Republic of Turkey:
6.875%, 3/17/2036		3,110,000	2,954,500
Series CPI, 10.0%, 2/15/2012	TRY	2,622,129	1,885,109
16.0%, 3/7/2012	TRY	200,000	150,787

(Cost $5,145,762)			4,990,396
Ukraine 2.5%
Government of Ukraine:
REG S, 6.875%, 3/4/2011		500,000	447,000
REG S, 7.65%, 6/11/2013		1,750,000	1,446,375

(Cost $2,230,960)			1,893,375
United States 8.9%
Adjustable Rate Mortgage Trust, "2A1", Series 2006-1, 5.867% **, 3/25/2036		955,776	460,341
AES Corp., 144A, 8.75%, 5/15/2013		500,000	510,000
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		500,000	534,607
Bear Stearns ALT-A Trust, "23A1", Series 2006-2, 5.721% **, 3/25/2036		1,210,880	675,307
FIA Credit Services NA, 144A, 7.125%, 11/15/2012		1,130,000	1,158,855
JPMorgan Alternative Loan Trust:
"2A5", Series 2006-A5, 5.85%, 10/25/2036		2,000,000	772,757
"A7", Series 2006-A4, 6.3%, 9/25/2036		2,000,000	601,480
Structured Adjustable Rate Mortgage Loan Trust, "1A4", Series 2005-22, 5.25%, 12/25/2035		1,750,000	759,130
Tesoro Corp., 6.25%, 11/1/2012		600,000	579,000
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.283% **, 1/25/2037		969,790	668,994

(Cost $5,822,413)					6,720,471
Uruguay 3.3%
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)				1,400,000	1,442,000
8.0%, 11/18/2022				1,000,000	1,075,000

(Cost $2,543,828)					2,517,000
Venezuela 5.6%
Petroleos de Venezuela SA, 5.25%, 4/12/2017				2,600,000	1,258,660
Republic of Venezuela:
7.65%, 4/21/2025				100,000	57,500
REG S, 9.0%, 5/7/2023				1,000,000	645,000
10.75%, 9/19/2013				2,649,000	2,251,650

(Cost $5,555,201)					4,212,810

Total Bonds (Cost $74,208,964)					71,346,867
Loan Participations and Assignments 3.4%
Sovereign Loans
Russia 2.8%
Russian Agricultural Bank:
Series 1, REG S, 7.175%, 5/16/2013				700,000	704,375
REG S, 7.75%, 5/29/2018				870,000	861,300
144A, 9.0%, 6/11/2014				500,000	532,850

(Cost $1,983,638)					2,098,525
Ukraine 0.6%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011 (Cost $397,373)				600,000	498,000

Total Loan Participations and Assignments (Cost $2,381,011)					2,596,525
				Shares	Value ($)

Cash Equivalents 0.9%
Cash Management QP Trust, 0.27% (b) (Cost $651,713)				651,713	651,713
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $77,241,688) †				98.7	74,595,105
Other Assets and Liabilities, Net				1.3	1,012,389

Net Assets				100.0	75,607,494

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
		Maturity	Principal	Acquisition
Securities	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Independencia International Ltd.	9.875%	5/15/2015	570,000 USD	568,934	62,700
Independencia International Ltd.	9.875%	1/31/2017	460,000 USD	474,355	50,600
				1,043,289	113,300
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

†

The cost for federal income tax purposes was $78,625,498. At July 31, 2009, net unrealized depreciation for all securities based on tax cost was $4,030,393. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,777,811 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,808,204.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

EGP	12,600,000	USD	2,196,959	10/15/2009	25,865
USD	2,561,576	TRY	3,900,000	10/16/2009	46,706
USD	2,107,080	EUR	1,500,000	10/16/2009	30,980
Total unrealized appreciation					103,551

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

TRY	2,900,000	USD	1,821,837	10/16/2009	(117,655)
RUB	18,500,000	USD	565,231	10/16/2009	(11,392)
IDR	33,700,000,000	USD	3,207,691	10/16/2009	(136,094)
COP	1,900,000,000	USD	887,166	10/16/2009	(35,217)
TRY	3,400,000	USD	2,126,994	10/16/2009	(146,894)
Total unrealized depreciation					(447,252)

Currency Abbreviations
COP	Colombian Peso	RUB	Russian Ruble
EGP	Egyptian Pound	TRY	Turkish Lira
EUR	Euro	USD	United States Dollar
IDR	Indonesian Rupiah

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(c)

Bonds	$ —	$ 67,563,152	$ 3,783,715	$ 71,346,867
Loan Participations and Assignments	—	2,596,525	—	2,596,525
Short-Term Investments(c)	—	651,713	—	651,713
Derivatives(d)	—	103,551	—	103,551
Total	$ —	$ 70,914,941	$ 3,783,715	$ 74,698,656

Liabilities
Derivatives(d)	$ —	$ (447,252)	$ —	$ (447,252)
Total	$ —	$ (447,252)	$ —	$ (447,252)
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

		Loan Participations
Level 3 Reconciliation	Bonds	and Assignments	Total
Balance as of October 31, 2008	$ 13,078,416	$ 137,458	$ 13,215,874
Realized gains (loss)	(1,941,480)	(227,127)	(2,168,607)
Change in unrealized appreciation (depreciation)	5,883,734	268,332	6,152,066
Amortization premium/discount	39,372	4,087	43,459
Net purchase (sales)	(5,742,328)	(182,750)	(5,925,078)
Net transfers in (out) of Level 3	(7,533,999)	—	(7,533,999)
Balance as of July 31, 2009	$ 3,783,715	$ —	$ 3,783,715
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2009	$ 1,646,371	$ —	$ 1,646,371

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(343,701)

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also use forward foreign currency exchange contracts for non-hedging purposes to seek to enhance potential gains. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009